CONSOLIDATED STATEMENTS OF CASH FLOWS	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Cash Flows from Operating Activities:
Net income	$ 6,944,691	$ 11,174,576	$ 9,192,910
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Depreciation and amortization expenses	449,035	340,894	36,142
Amortization of right-of-use assets	92,979	410,516
Provision for doubtful accounts of accounts receivables	1,960,604	1,561,805	630,980
Provision for doubtful accounts of prepayments and other current assets		66,711	5,559
Gain from disposal of intangible assets	(639,792)
Deferred income tax expense (benefit)	108,638	(18,528)	(46,031)
Changes in operating assets and liabilities:
Notes receivable	57,936	208,676	(278,358)
Accounts receivable	(12,463,921)	2,982,760	(29,467,731)
Prepayments	(153,907)	(3,150,578)	(1,062,112)
Media deposits	2,280,182	1,493,687	(4,735,613)
Other current assets	(590,378)	(46,275)	(1,970,304)
Accounts payable	(2,730,134)	5,093,900	9,262,850
Advance from advertisers	2,506,020	(7,931,953)	7,033,117
Advertiser deposits	(1,063,757)	(1,540,450)	3,181,764
Income tax payable	121,077	(338,653)	149,831
Accrued expenses and other liabilities	(182,909)	(527,212)	741,307
Operating lease liabilities	(89,568)	(415,517)
Net Cash Provided by (Used in) Operating Activities	(3,393,204)	9,364,359	(7,325,689)
Cash Flows from Investing Activities:
Purchases of property and equipment	(1,007)	(691,376)	(635,846)
Purchases of intangible assets		(887,575)	(48,857)
Proceeds from disposal of intangible assets	1,245,619
Loan to related parties		(7,438)
Net Cash Provided by (Used in) Investing Activities	1,244,612	(1,586,389)	(684,703)
Cash Flows from Financing Activities:
Capital injection from shareholders		1,797,731	1
Proceeds from bank borrowing	1,448,394
Proceeds from borrowings from third parties	6,611,917	6,947,661	19,421,731
Repayment of borrowings to third parties	(6,901,596)	(2,605,373)	(19,421,731)
Proceeds from borrowings from related parties	36,115		650,823
Repayment of borrowings to related parties		(29,867)
Payment of issuance cost related to initial public offering	(422,457)
Payments of dividends to shareholders		(4,052,802)
Net Cash Provided by Financing Activities	772,373	2,057,350	650,824
Effect of exchange rate changes on cash, cash equivalents and restricted cash	631,527	(70,130)	(194,373)
Net (decrease) increase in cash, cash equivalents and restricted cash	(744,692)	9,765,190	(7,553,941)
Cash, cash equivalents and restricted cash at beginning of year	11,016,948	1,251,758	8,805,699
Cash, cash equivalents and restricted cash at end of year	10,272,256	11,016,948	1,251,758
Reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheets
Total cash, cash equivalents and restricted cash	10,272,256	11,016,948	1,251,758
Supplemental Cash Flow Information
Cash paid for interest expense	191,486	28,750	210,339
Cash paid for income tax		252,878	$ 182,939
Non-cash operating, investing and financing activities
Right of use assets obtained in exchange for operating lease obligations	355,450	$ 840,892
Settlement of borrowings from a third party by netting off against accounts receivable due from a third party	$ 4,055,502